Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies
Schedule of estimated used lives of assets

Capitalized software for internal use	2.5 – 7 years
Computer equipment	3 – 5 years
Leasehold improvements	Shorter of 5 –10 years or lease term
Furniture, fixtures and other equipment	Up to 7 years

Schedule of useful life of finite lived intangible assets

Trademarks / tradenames	5 – 10 years
Business client relationships	10- 15 years
Supplier relationships	10 years
Travel partner network	10 years